Risk Management (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 19,536,350	R$ 18,958,671	R$ 17,723,836	R$ 17,258,624
Services payable	750,732	723,242
Public-Private Partnership - PPP	2,798,688	2,736,768
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	19,536,350	18,958,671
Trade payables and contractors	456,215	430,946
Services payable	750,732	723,242
Program contract commitments	34,016	112,385
Public-Private Partnership - PPP	3,286,614	2,959,181
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	19,950,055	19,260,133
Trade payables and contractors	456,215	430,946
Services payable	750,732	723,242
Program contract commitments	34,016	112,385
Public-Private Partnership - PPP	R$ 3,286,614	R$ 2,959,181